FILE NO. 2-93363
                                                             FILE NO. 811-4114

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 17                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 19
                 (Check appropriate box or boxes.)

                             BABSON VALUE FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /_/ 60 days after filing  pursuant to paragraph (a)(1)
      /X/ on March 31,  1999  pursuant  to  paragraph  (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BABSON
Value
FUND

Prospectus
March 31, 1999

A no-load mutual fund that
invests in common stocks
considered to be undervalued.

BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group

PROSPECTUS
March 31, 1999

BABSON
VALUE FUND, INC.

Investment Counsel:
DAVID L. BABSON & CO., INC.
Cambridge, Massachusetts

Managed and Distributed By:
JONES & BABSON, INC.
Kansas City, Missouri


TABLE OF CONTENTS
                                                                        Page
Information About the Fund
Investment Objective and
Portfolio Management Policy                                             2
Risk Factors                                                            2
Past Performance                                                        3
Fees and Expenses                                                       4
Management and Investment Counsel                                       4
Financial Highlights                                                    5
Information about Investing
How to Purchase Shares                                                  6
How to Redeem Shares                                                    6
Shareholder Services                                                    6
How Share Price is Determined                                           7
Dividends, Distributions and their Taxation                             7
Additional Policies about Transactions                                  8
Conducting Business with the Babson Funds                               9


Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


INVESTMENT OBJECTIVE AND PORTFOLIO MANAGEMENT POLICY

The objective of Babson Value Fund is long-term growth of capital and income. To pursue this objective, the Fund invests in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.

The Fund's Investment Counsel is David L. Babson & Co., Inc., which manages the Fund's portfolio under the supervision of Jones & Babson, Inc., the Fund's Manager.

The Fund will invest at time of initial purchase:

       In stocks that we consider undervalued based on their earnings, dividends and/or assets, or other widely recognized stock valuation measurements.

       In securities of companies we believe are sound businesses with good future potential.

       In stocks of companies with an investment quality rating of OB-O or better by Standard & Poor's, or a financial strength rating of OBO or better by Value Line. (For a description of these ratings see Description of Stock Ratings in the Fund's Statement of Additional Information.)

       In stocks of any price range that may or may not be paying current dividends.

The Fund will invest at least 80% of its assets in common stocks except when the Investment Counsel believes that a negative short-term situation exists. During those times we may invest temporarily in a higher percentage of preferred stocks, bonds or other defensive investments. Keep in mind that a temporary defensive strategy still has the potential to lose money. In addition, the Fund intends to hold a small percentage of cash or high quality, short term debt obligations for reserves to cover redemptions and unanticipated expenses. The objective and policies that determine how the Fund is managed as described above can only be changed with the Fund's shareholder's approval.

RISK FACTORS

Common stocks fluctuate in price. Since the Fund is comprised primarily of common stocks, the value of the Fund will go up and down and you will make or lose money with these fluctuations.

There are risks in investing in unpopular stocks. The factors causing the stock's unpopularity may continue longer than expected when the Fund bought the stock, or they may get worse. These factors may range from a drop in earnings expectations to a major business problem. As a result, the stock's value may drop or not appreciate as the Investment Counsel expected. However, the Fund believes those risks are substantially reduced because it invests in stocks that are undervalued in the market in relation to earnings, dividends and/or assets.

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. However, there is no way to be sure that these steps will completely protect the Fund from being affected.

PAST PERFORMANCE

The two tables below show the fund's annual total returns and its long-term performance. The bar chart shows how the fund's return has changed from year to year. The second table shows how the fund's average annual returns for certain periods compare with those of the S&P 500 Index, a widely recognized index of stock performance. Both tables reflect all expenses of the Fund and assume that all dividends and capital gain distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.


[PERFORMANCE BAR CHART - ANNUAL RETURNS]
89      18.21%
90     -11.38%
91      28.93%
92      15.40%
93      22.89%
94       2.54%
95      31.72%
96      22.74%
97      26.56%
98       6.07%

Best Quarter    Q4      '98     14.07%
Worst Quarter   Q3      '98    -17.78%

Average Annual Total Return as of December 31, 1998

                        1 Year          5 Years         10 Years
Fund                    6.07%           17.33%          15.59%
S&P 500 Index           26.67%          21.39%          16.03%

Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
	   Maximum Sales Charge (Load) Imposed on Purchases		None
           Maximum Deferred Sales Charge (Load)                         None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None
           Redemption Fee                                               None
           Exchange Fee                                                 None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
           Management Fees                                              95%*
           Distribution (12b-1) Fees                                    None
           Other Expenses                                               .03%*
           Total Annual Fund Operating Expenses                         .98%*
	*As a percentage of average daily net assets.

Fee Examples
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
	$100	$312	$542	$1,201


MANAGEMENT AND INVESTMENT COUNSEL


Jones & Babson, Inc. was founded in 1959. It organized the Fund in 1984, and acts as its Manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co., Inc. as its Investment Counsel to assist in the investment advisory function. David L. Babson & Co., Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff. Roland W. Whitridge has been the manager of Babson Value Fund since its inception in 1984. He is a Chartered Financial Analyst. He joined David L. Babson & Co. in 1974, and has over 30 years of investment management experience. Mr. Whitridge is assisted in the day-to-day management of the Fund by a team at David L. Babson & Co., Inc.

For its services, the Fund pays Jones & Babson, Inc. a fee at the annual rate of 95/100 of one percent (.95%) of average daily net assets. The Management Agreement limits the liability of the Manager or its Investment Counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

                                                                For the Year Ended November 30th
                                                           1998      1997      1996       1995      1994
Net asset value, beginning of period                    $ 47.73   $ 38.65   $ 31.78    $ 25.19   $ 25.36
	Income (loss) from investment operations:
                Net investment income (loss)               .618       .511      .553       .589      .562
		Net gains or losses on securities
                 (both realized and unrealized)           1.087      9.653     7.194      7.205      .577
        Total from investment operations                  1.705     10.164     7.747      7.794     1.139
        Less distributions:
                Dividends from net investment income      (.555)     (.475)    (.532)     (.60)     (.398)
                Distributions from capital gains         (1.46)      (.609)    (.345)     (.604)    (.911)
        Total distributions                              (2.015)    (1.084)    (.877)    (1.204)    (1.309)
Net asset value, end of period                          $ 47.42   $ 47.73    $ 38.65   $ 31.78    $ 25.19

Total return                                               3.85%    26.89%     24.91%    32.07%      4.51%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $ 1,494   $ 1,419    $   764   $   293    $   120
Ratio of expenses to average net assets                     .98%      .97%       .96%      .98%       .99%
Ratio of net income to average net assets                  1.28%     1.22%      1.63%     2.12%      2.32%
Portfolio turnover rate                                      42%       17%        11%        6%        14%

HOW TO PURCHASE SHARES

No Load Fund
        There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart for details)
        By phone, mail or wire
        Through Automatic Monthly Investments
        Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
        $1,000 for most accounts
        $250 for IRA and Uniform Transfer (Gift) to Minors accounts $100 for Automatic Monthly Investments
        $1,000 for exchanges from another fund

Minimum Additional Investment
        $100 for purchases by phone or mail ($1,000 for wire purchases) $50 for Automatic Monthly Investments
        $1,000 for exchanges from another fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

        any amount for redemptions requested by mail, phone or telegraph $1,000 or more for redemptions wired to your account ($10 fee)
        $50 or more for redemptions by a systematic redemption plan (there may be a fee)
        $1,000 or more for exchanges to another fund
        $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

        Uniform Transfers (Gifts) to Minors accounts
        Accounts for corporations or partnerships
        Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
        Prototype Retirement Plans for the self-employed, partnerships and corporations.
        Traditional IRA accounts
        Roth IRA accounts
        Education IRA accounts
        Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund, orders may be processed at the net asset value per share next effective after receipt by us.

The per share calculation is made by subtracting from the fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays shareholders distributions from its net investment income quarterly, usually in March, June, September and December. Distributions from any net capital gains that it has realized on the sale of securities will be declared annually on or before December 31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. There are no fees or sales charges on reinvestments.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Fund. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of the Funds' shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of certain securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - Dividends from net investment income and short-term capital gains will generally qualify in part for the 70% dividends-received deduction for corporations. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, or until 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

        A redemption check sent to a different payee, bank or address than we have on file.
        A redemption check mailed to an address that has been changed within the last 30 days.
        A redemption for $50,000 or more in writing.
        A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE BABSON FUNDS
[CHART-ROWS]
BY PHONE
BY MAIL
BY WIRE
THROUGH AUTOMATIC TRANSACTION PLANS

[CHART-COLUMB HEADINGS]
HOW TO OPEN AN ACCOUNT
HOW TO SELL SHARES
HOW TO EXCHANGE SHARES BY WIRE


BY PHONE

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

[How to Open an Account]
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.


[How to Add to an Account]
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.


[How to Sell Shares]
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

[How to Exchange Shares By Wire]
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson or Buffalo Fund which have been held in open account for 15 days or more.


BY MAIL

Initial Purchases and all Redemptions:
Babson Value Fund, Inc.
P.O. Box 419757
Kansas City, MO 64141-6757


Subsequent Purchases:
Babson Value Fund, Inc.
P.O. Box 419779
Kansas City, MO 64141-6779

[How to Open an Account]
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

[How to Add to an Account]
Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

[How to Sell Shares]
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

[How to Exchange Shares By Wire]
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson or Buffalo Fund into which the amount is being transferred.


BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For Babson Value Fund, Inc./AC=987032-6213
OBI=(your account number and account name)

[How to Open an Account]
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

[How to Add to an Account]
Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson or Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

[How to Sell Shares]
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

[How to Exchange Shares By Wire]
Not applicable.


THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.



[How to Open an Account]
Not applicable.

[How to Add to an Account]
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.


[How to Sell Shares]
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.


[How to Exchange Shares By Wire]
Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.



Equities
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund

* Closed to new investors.

ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The fund's annual and semi-annual reports to shareholders contain additional information about the fund's investments. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-609.


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group

P.O. Box 419757
Kansas City, MO 64141-6757
816-751-5900


1-800-4-BABSON
(1-800-422-2766)
www.babsonfunds.com








PART B

BABSON VALUE FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated March 31, 1999. To obtain the Prospectus or Annual Report to Shareholders, please call the Fund toll-free at 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 751-5900.
Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

                        TABLE OF CONTENTS
                                                                        Page

        Investment Objective and Policies                               2
        Repurchase Agreements                                           2
        Risk Factors Applicable to Repurchase Agreements                2
        Cash Management                                                 2
        Portfolio Transactions                                          2
        Investment Restrictions                                         3
        Performance Measures                                            4
        Total Return                                                    4
        How the Fund's Shares are Distributed                           5
        Purchase and Redemption Services                                5
        How Share Purchases are Handled                                 5
        Redemption of Shares                                            6
        Management and Investment Counsel                               7
        Holidays                                                        7
        Officers and Directors                                          8
        Compensation Table                                              9
        Dividends, Distributions and Their Taxation                     10
        General Information and History                                 11
        Custodian                                                       11
        Transfer Agent                                                  11
        Independent Auditors                                            11
        Other Jones & Babson Funds                                      12
        Description of Stock Ratings                                    13
        Description of Commercial Paper Ratings                         13
        Financial Statements                                            14






INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus. The Fund is an open-end, diversified investment company.

REPURCHASE AGREEMENTS

   The Fund may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company
Act of 1940, repurchase agreements are considered loans by the Fund.

   The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of the Fund.

RISK FACTORS APPLICABLE TO
REPURCHASE AGREEMENTS

   The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


CASH MANAGEMENT

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal
Deposit Insurance Corporation or holding companies of such banks; (2) commercial paper of companies rated P-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P), or if not rated by either
Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P; (3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; (4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Deposit Insurance
Corporation.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by Jones & Babson, Inc. pursuant to recommendations by David L. Babson & Co. Inc.
Officers of the Fund and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet the Fund's investment objectives.
Under normal circumstances, it is anticipated that the Fund's portfolio turnover will not exceed 100%.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The
Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.
Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund.
Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.
However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and Jones & Babson, Inc.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agents in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager and its investment counsel in serving other clients, as well as the Fund.
Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

The Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase
(a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short;
(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' con-tinuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; or
(14) invest in securities which are assessable or involve unlimited liability.

PERFORMANCE MEASURES

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons. In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper
Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's
500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial
Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal
Finance Magazine, Business Week, Morningstar
Mutual Funds, Investor's Business Daily,
Institutional Investor, The Wall Street Journal,
Mutual Fund Forecaster, No-Load Investor, Money,
Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund.

Performance rankings, recommendations,
published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance
Magazine, Financial World, Forbes, U.S. News &
World Report, Business Week, The Wall Street
Journal, Investors Business Daily, USA Today,
Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal
Finance, Income and Safety, The Mutual Fund Letter,
No-Load Fund Investor, United Mutual Fund
Selector, No-Load Fund Analyst, No-Load Fund X,
Louis Rukeyser's Wall Street newsletter, Donoghue's
Money Letter, CDA Investment Technologies, Inc.,
Wiesenberger Investment Companies Service and
Donoghue's Mutual Fund Almanac.

TOTAL RETURN

The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

        P(1+T)n =       ERV

Where:	P	=	a hypothetical initial payment
                        of $1000

	T	=	average annual total return

	n	=	number of years

	ERV	=	Ending Redeemable Value of a
                        hypothetical $1000 payment
                        made at the beginning of the 1,
                        5 or 10 year (or other) periods
                        at the end of the 1, 5 or 10 year
                        (or other) periods (or fractional
                        portions thereof).
The table below shows the average total return for the Fund for the specified periods.

For the one year 12/1/97-11/30/98	3.85%

For the five years 12/1/93-11/30/98	17.84%

For the ten years 12/1/88-11/30/98	15.62%

From commencement of                    16.00%
operation to 11/30/98*
__________________________________________

*The Fund commenced operation
December 21, 1984.

HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO
64108-3306.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 1999, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's Board of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares for David L. Babson Growth Fund, Inc.,
D.L. Babson Bond Trust, D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., UMB
Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc.,
UMB Scout Money Market Fund, Inc., UMB Scout
Tax-Free Money Market Fund, Inc., UMB Scout
Regional Fund, Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc., UMB Scout Kansas
Tax-Exempt Bond Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc. and AFBA Five Star
Fund, Inc.
PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

        Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.
        Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Fund and its investors.
        Cancel or change the telephone/telegraph redemption service at any time without notice.
        Begin charging a fee for the telephone
        investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
        Begin charging a fee for the
        telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.
        Begin charging a fee for the systematic
        redemption plan upon 30 days written notice to you.
        Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.
        Require signature guarantees if there
        appears to be a pattern of redemptions
        designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the consequences of delays, including delays in the banking or Federal
Reserve wire systems. We cannot process transaction requests that are not complete and in good order. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc., will cover the loss.

REDEMPTION OF SHARES

We will not be responsible for the consequences of delays, including delays in the banking or Federal
Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The Telephone/Telegraph Redemption Service may only be used for non certificated shares held in an open account. We reserve the right to refuse a telephone or telegraph redemption request. At our option, we may pay such redemption by wire or check. We may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Fund.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Fund's Board of Directors under the following conditions authorized by the Investment
Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

MANAGEMENT AND
INVESTMENT COUNSEL

As a part of the Management Agreement, Jones &
Babson, Inc. employs at its own expense David L.
Babson & Co. Inc., as its investment counsel.  David
L. Babson & Co. Inc. was founded in 1940 as a private investment research and counseling organization. David L. Babson & Co. Inc. serves individual, corporate and other institutional clients. It participates with Jones & Babson in the management of nine Babson no-load mutual funds.

The aggregate management fees paid to Jones &
Babson, Inc. by the Fund during the three most recent fiscal years ended November 30, 1998, 1997, and 1996 (from which Jones & Babson, Inc. paid all the
Fund's expenses except those payable directly by the
Fund) were $14,844,242, $10,674,266, and
$4,586,127, respectively. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund. The annual fee charged by Jones &
Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund.
Yet, it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account. The total expenses of the Fund for the fiscal year ended November 30, 1998, amounted to 98/100 of one percent (98%) of the average net assets.

David L. Babson & Co. Inc. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Jones & Babson, Inc. pays David
L. Babson & Co. Inc. a fee of 35/100 of one percent
(.35%) of the average daily total net assets, which is computed daily and paid semimonthly. The cost of the services of David L. Babson & Co. Inc. is included in the services of Jones & Babson, Inc.
During the three most recent fiscal years ended
November 30, 1998, 1997 and 1996, Jones &
Babson, Inc. paid David L. Babson & Co. Inc. fees amounting to $5,468,960, $3,911,594, and
$1,691,239, respectively, related to services provided to the Fund.

Certain officers and directors of the Fund are also officers or directors or both of other Babson Funds, Jones & Babson, Inc. or David L. Babson & Co. Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America.
Mediobanca is a 5% owner of Generali.

David L. Babson & Co. Inc. is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts
Mutual Life Insurance Company headquartered in
Springfield, Massachusetts. Massachusetts Mutual
Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the
Investment Company Act of 1940.

HOLIDAYS

The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern
Time) except: days when the Fund is not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which no purchase or redemption order is received by the Fund; and customary holidays.

The Fund does not compute its net asset value on the following customary holidays:

        New Year's Day                  January 1
        Martin Luther                   Third Monday
        King, Jr. Day                     in January
        Presidents' Holiday             Third Monday
                                          in February
        Good Friday                     Friday before Easter
        Memorial Day                    Last Monday
                                          in May
        Independence Day                July 4
        Labor Day                       First Monday
                                          in September
        Thanksgiving Day                Fourth Thursday
                                          in November
        Christmas Day                   December 25
OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and its officers are subject to the supervision and control of the Board of Directors.

The Fund is managed by Jones & Babson, Inc.
subject to the supervision and control of the Board of Directors. The following table lists the officers and directors of the Fund and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City,
Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*	Larry D. Armel (57), President and Director.
President and Director, Jones & Babson, Inc., David
L. Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., UMB
Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc.,
UMB Scout Money Market Fund, Inc., UMB Scout
Tax-Free Money Market Fund, Inc., UMB Scout
Regional Fund, Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc., UMB Scout Kansas
Tax-Exempt Bond Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc., Investors Mark Series
Fund, Inc.; President and Trustee, D.L. Babson Bond
Trust; Director, AFBA Five Star Fund, Inc.

Francis C. Rood (64), Director.  	Retired, 73-395
Agave Lane, Palm Desert, California 92260-6653.
Formerly Vice President of Finance, Hallmark Cards,
Inc.; Director, David L. Babson Growth Fund, Inc.,
D. L. Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Shadow
Stock Fund, Inc., Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc., Buffalo Small
Cap Fund, Inc., Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

William H. Russell (75), Director.  Financial
Consultant, 645 West 67th Street, Kansas City,
Missouri 64113; previously Vice President, Sprint;
Director, David L. Babson Growth Fund, Inc.,  D.L.
Babson Money Market Fund, Inc., D.L. Babson Tax-
Free Income Fund, Inc., Babson Enterprise Fund,
Inc., Babson Enterprise Fund II, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund,
Inc., Investors Mark Series Fund, Inc.; Trustee, D.L.
Babson Bond Trust.

H. David Rybolt (56), Director. Consultant, HDR
Associates, P.O. Box 2468, Shawnee Mission,
Kansas 66201; Director, David L. Babson Growth
Fund, Inc., D.L. Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II,
Inc., Shadow Stock Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc., Investors Mark Series
Fund, Inc.; Trustee, D.L. Babson Bond Trust.

P. Bradley Adams (38), Vice President and
Treasurer.  Vice President and Treasurer, Jones &
Babson, Inc., David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., D.L. Babson Bond Trust, UMB Scout
Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB
Scout Money Market Fund, Inc., UMB Scout Tax-
Free Money Market Fund, Inc., UMB Scout Regional
Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB
Scout Balanced Fund, Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout Kansas Tax-
Exempt Bond Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo
Small Cap Fund, Inc.; Vice President and Chief
Financial Officer, AFBA Five Star Fund, Inc.;
Principal Financial Officer, Investors Mark Series
Fund, Inc.

Martin A. Cramer (49), Vice President and
Secretary.  Vice President and Secretary, Jones &
Babson, Inc., David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., D.L. Babson Bond Trust, UMB Scout
Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB
Scout Money Market Fund, Inc., UMB Scout Tax-
Free Money Market
__________________________________________

*	Directors who are interested persons as that term is
defined in the Investment Company Act of 1940, as amended.

Fund, Inc., UMB Scout Regional Fund, Inc., UMB
Scout WorldWide Fund, Inc., UMB Scout Balanced
Fund, Inc., UMB Scout Capital Preservation Fund,
Inc., UMB Scout Kansas Tax-Exempt Bond Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund,
Inc.; Secretary and Assistant Vice President, AFBA
Five Star Fund, Inc.; Secretary, Investors Mark Series
Fund, Inc.

Constance E. Martin (37), Vice President.
Assistant Vice President, Jones & Babson, Inc.; Vice
President, David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson Tax-
Free Income Fund, Inc., Babson Enterprise Fund,
Inc., Babson Enterprise Fund II, Inc., Babson-Stewart
Ivory International Fund, Inc., D.L. Babson Bond
Trust, Shadow Stock Fund, Inc., UMB Scout Stock
Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout
Money Market Fund, Inc., UMB Scout Tax-Free
Money Market Fund, Inc., UMB Scout Regional
Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB
Scout Balanced Fund, Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout Kansas Tax-
Exempt Bond Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo
Small Cap Fund, Inc.

Roland W. Whitridge (61), Vice President-
Portfolio.  Senior Vice President and Director, David
L. Babson & Co. Inc., One Memorial Drive,
Cambridge, Massachusetts 02142; Vice President-
Portfolio, Shadow Stock Fund, Inc.

Remuneration of Officers and Directors. None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc.
under the provisions of the Management Agreement.

Messrs. Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with either
Jones & Babson, Inc. or David L. Babson & Co.
Inc.The Audit Committee of the Board of Directors is composed of Messrs. Rood, Russell and Rybolt.

The officers and directors of the Fund as a group own less than 1% of the Fund.


COMPENSATION TABLE

                  Aggregate       Pension or Retirement   Estimated       Total Compensation
                  Compensation    Benefits Accrued As     Annual Benefits From All Babson Funds
Name of Director  From the Fund   Part of Fund Expenses   Upon Retirement Paid to Directors**
______________    _____________   __________________      _____________   ___________________
Larry D. Armel*      --                 --                    --                 --
Francis C. Rood     $500                --                    --               $7,250
William H. Russell  $500                --                    --               $7,250
H. David Rybolt     $500                --                    --               $7,000

*	As an "interested director," Mr. Armel received no compensation for his services as a director.

**	The amounts reported in this column reflect the total compensation paid to Messrs. Rood and Rybolt for services as directors or trustees of eight Babson Funds and to Mr. Russell for services as a director or trustee of nine Babson Funds during the fiscal year ended November 30, 1998. Directors' fees are paid by the Funds'manager and not by the Funds themselves.



The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

DIVIDENDS, DISTRIBUTIONS AND THEIR
TAXATION

Election to be Taxed as a Regulated Investment
Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year.
The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund.
Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

Dividends-Received Deduction for
Corporations. As a corporate shareholder, you should note that a percentage of the dividends paid by the Fund for the most recent calendar year qualified for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations that were not debt-financed.

Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends were earned by the Fund were debt-financed or held by the Fund for less than a 46 day period during a 90 day period beginning 45 days before the ex-dividend date of the corporate stock. Similarly, if your Fund shares are debt-financed or held by you for less than this same 46 day period, then the dividends-received deduction may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Conversion Transactions. Gains realized by a Fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction, and any one of the following criteria are met:

(1)	there is an acquisition of property with a
substantially contemporaneous agreement to sell the same or substantially identical property in the future;

(2)	the transaction is an applicable straddle;

(3)	the transaction was marketed or sold to the
Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

(4)	the transaction is specified in Treasury
regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120% of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

Stripped Preferred Stock.  Occasionally, the
Fund may purchase "stripped preferred stock" that is subject to special tax treatment. Stripped preferred stock is defined as certain preferred stock issues where ownership of the stock has been separated from the right to receive dividends that have not yet become payable. The stock must have a fixed redemption price, must not participate substantially in the growth of the issuer and must be limited and preferred as to dividends. The difference between the redemption price and purchase price is taken into Fund income over the term of the instrument as if it were original issue discount. The amount that must be included in each period generally depends on the original yield to maturity, adjusted for any prepayments of principal.

Defaulted Obligations.  The Fund may be
required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland on July 24,
1984, has a present authorized capitalization of 50,000,000 shares of $1 par value common stock.
All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities.
Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use the name "Babson" in its name so long as Jones & Babson, Inc. is continued as manager and David L. Babson & Co. Inc. as its investment counsel. Complete details with respect to the use of the name are set out in the Management
Agreement between the Fund and Jones & Babson,
Inc.

CUSTODIAN

The Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Fund, has possession of the Fund's cash and securities. The custodian bank is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no separate charge to the Fund.

TRANSFER AGENT

Jones & Babson, Inc. also serves as transfer agent to the Fund.

INDEPENDENT AUDITORS

The Fund's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas
City Place, 1200 Main Street, Suite 2000, Kansas
City, Missouri 64105, is the Fund's present independent auditor.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load funds comprising the Babson Mutual Fund Group managed by Jones &
Babson, Inc. in association with its investment counsel, David L. Babson & Co. Inc. The other funds are:

BABSON EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the objective of long-term growth of both capital and dividend income through investment in the common stocks of well-managed companies which have a record of long term above-average growth of both earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase.
This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. This Fund is currently closed to new shareholders.

BABSON ENTERPRISE FUND II, INC. was
organized in 1991, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the Investment Adviser to be realistically valued in the smaller company sector of the market. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards.

SHADOW STOCK FUND, INC. was organized in
1987, with the objective of long-term growth of capital that can be exposed to above-average risk in anticipation of greater-than-average rewards. The
Fund expects to reach its objective by investing in small company stocks called "Shadow Stocks," i.e., stocks that combine the characteristics of "small stocks" (as ranked by market capitalization) and "neglected stocks" (least held by institutions and least covered by analysts).

BABSON STEWART IVORY
INTERNATIONAL FUND, INC. was organized
in 1987, with the objective of seeking a favorable total return (from market appreciation and income) by investing primarily in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States.

BABSON FIXED INCOME FUNDS

D. L. BABSON BOND TRUST was organized in
1944, and has been managed by Jones & Babson, Inc. since 1972, with the objective of a high level of current income and reasonable stability of principal.
It offers two portfolios - Portfolio L and Portfolio S.

D. L. BABSON MONEY MARKET FUND, INC.
was organized in 1979, to provide investors the opportunity to manage their money over the short term by investing in high-quality short-term debt instruments for the purpose of maximizing income to the extent consistent with safety of principal and maintenance of liquidity. It offers two portfolios -
Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

D. L. BABSON TAX-FREE INCOME FUND,
INC. was organized in 1979, to provide
shareholders the highest level of regular income exempt from federal income taxes consistent with investing in quality municipal securities. It offers three separate high-quality portfolios (including a money market portfolio) which vary as to average length of maturity. Income from the Tax-Free
Money Market portfolio may be subject to state and local taxes, as well as the Alternative Minimum
Tax.

BUFFALO FUNDS

Jones & Babson also sponsors and manages the Buffalo Group of Mutual Funds. They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the objective of long-term capital growth and high current income through investing in common stocks and secondarily by investing in convertible bonds, preferred stocks and convertible preferred stocks.

BUFFALO EQUITY FUND, INC. was organized
in 1994, with the objective of long-term capital appreciation to be achieved primarily by investment in common stocks. Realization of dividend income is a secondary consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the objective of a high level of current income and secondarily, capital growth by investing primarily in high-yielding fixed income securities.

BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the objective of capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the objective of long-term capital growth by investment in equity securities of small companies.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700 Karnes
Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also sponsors nine mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation.  They are: UMB Scout Stock Fund, Inc.,
UMB Scout Bond Fund, Inc., UMB Scout Money
Market Fund, Inc., UMB Scout Tax-Free Money
Market Fund, Inc., UMB Scout Regional Fund, Inc.,
UMB Scout WorldWide Fund, Inc., UMB Scout
Balanced Fund, Inc., UMB Scout Capital
Preservation Fund, Inc. and UMB Scout Kansas Tax-
Exempt Bond Fund, Inc.

Jones & Babson, Inc., also sponsors the AFBA
Five Star Fund, Inc.

DESCRIPTION OF STOCK RATINGS

Standard & Poor's Earnings and Dividend
Rankings for Common Stocks (S&P) - Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks. Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score.
The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are:

A+		Highest
A		High
A-		Above Average
B+		Average
B		Below Average
B-		Lower
C		Lowest
D		In Reorganization

Value Line Ratings of Financial Strength - The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

A++	The very highest relative financial strength.
A+	Excellent financial position relative to other
        companies.
A	High grade relative financial strength.
B++	Superior financial health on a relative basis.
B+	Very good relative financial structure.
B	Good overall relative financial structure.
C++	Satisfactory finances relative to other
        companies.
C+	Below-average relative financial position.
C	Poorest financial strength relative to other
        major companies.

The ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c) company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.

DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1	Highest Quality
Prime - 2	Higher Quality
Prime - 3	High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;

(2)	economic evaluation of the issuer's industry
        or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)	evaluation of the issuer's products in relation
        to competition and customer acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten years;

(7)	financial strength of a parent company and
        relationships which exist with the issuer; and

(8)	recognition by the management of obligations
        which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"  	Issues assigned this highest rating are
        regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1"	This designation indicates that the degree of
        safety regarding timely payment is very
        strong.

"A-2"	Capacity for timely payment on issues with
        this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3"	Issues carrying this designation have a
        satisfactory capacity for timely payment.
        They are, however, somewhat more
        vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B"	Issues rated "B" are regarded as having only
        an adequate capacity for timely payment.
        Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C"  	This rating is assigned to short-term debt
        obligations with a doubtful capacity for payment.

"D" 	This rating indicates that the issuer is either
        in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS

The audited financial statements of the Fund which are contained in the November 30, 1998, Annual
Report to Shareholders are incorporated herein by reference.


14






BABSON VALUE FUND, INC.
PART C
OTHER INFORMATION

ITEM 23.	EXHIBITS:


			(a)	(1)	Articles of Incorporation of the
                                        Registrant as filed in Maryland on
                                        July 17, 1984
                                        are filed herewith as
                                        Exhibit No. EX99.23(a)(1).

                                (2)     Articles Supplementary of the
                                        Registrant as filed in Maryland on
                                        September 17, 1984
                                        are filed herewith as
                                        Exhibit No. EX99.23(a)(2).

                                (3)     Articles Supplementary of the
                                        Registrant as filed in Maryland on
                                        January 1, 1996
                                        are filed herewith as
                                        Exhibit No. EX99.23(a)(3).

                                (4)     Articles Supplementary of the
                                        Registrant as filed in Maryland on
                                        October 24, 1996
                                        are filed herewith as
                                        Exhibit No. EX99.23(a)(4).

			(b)	By-laws of the Registrant are filed herewith as
                                Exhibit No. EX99.23(b).

			(c)	Specimen copy of each security to be issued by
                                the Registrant as Exhibit No. EX99.23(c).

			(d)	(1)	Investment Management Agreement between
                                Registrant and Jones &  Babson, Inc. dated
                                June 30, 1995
                                is filed herewith as Exhibit No. EX99.23(d)(1).

                                (2)     Investment Counsel Agreement between
                                Jones & Babson, Inc. and
                                David L. Babson & Co., Inc. dated
                                June 30, 1995
                                is filed herewith as Exhibit No. EX99.23(d)(2).

                        (e) Principal Underwriting Agreement between the Registrant and Jones & Babson, Inc. dated September 30, 1995 is filed herewith as Exhibit No. EX99.23(e).

			(f)	Not Applicable.

			(g)	Custodian Agreement between Registrant and
                                UMB Bank, N.A. dated
                                May 5, 1997
                                is filed herewith at Exhibit No. EX99.23(g).

                        (h)     Transfer Agency Agreement between
                                Registrant and Jones & Babson, Inc. is
                                filed herewith at Exhibit No. EX99.23(h).

			(i)	Opinion and Consent of Counsel as to the
                                Legality of the Securities to be Issued is filed herewith as Exhibit No. EX99.23(i).

			(j)	(1)	Consent of Independent Auditors is
                                filed herewith as Exhibit No. EX99.23(j)(1).

                                (2)     Power of Attorney dated
                                January 23, 1992
                                is filed herewith as Exhibit No. EX99.23(j)(2).

			(k)	Not Applicable.

			(l)	Not Applicable.

			(m)	Not Applicable.

			(n)	Financial Data Schedule for the fiscal year
                                ended November 30, 1998 is filed herewith as Exhibit No. EX27.23(n).

			(o)	Not Applicable.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                REGISTRANT:     None.

ITEM 25.	INDEMNIFICATION:

		Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law;
provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

		(i)	by the Board of Directors by a majority vote of a
quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

		(ii)	if the required quorum is not obtainable or if a
quorum of such directors so directs, by independent legal counsel in a written opinion.

		No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the Babson and Buffalo families of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.	PRINCIPAL UNDERWRITER:

		(a)	Jones & Babson, Inc., the only principal underwriter
                        of the Registrant, also acts as principal underwriter for David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and AFBA Five Star Fund, Inc.

		(b)	The tables below set forth certain information as to
                        the Underwriter's Directors, Officers, Partners and Control Persons:

Name and Business       Positions and Offices   Positions and Offices
Address                 with Underwriter        with the Registrant

Stephen S. Soden        Chairman and Director   None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

Larry D. Armel          President and Director  President and Director
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Giorgio Balzer          Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Robert T. Rakich        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Edward S. Ritter        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Robert N. Sawyer        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Vernon W. Voorhees      Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


P. Bradley Adams        Vice President and      Vice Presdient and
BMA Tower               Treasurer               Treasurer
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Martin A. Cramer        Vice Presdient and      Vice President and
BMA Tower               Secretary               Secretary
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Constance E. Martin     Asst. Vice President    Asst. Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


		(c)  Not applicable.


ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:

		Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.	MANAGEMENT SERVICES:

		There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.	UNDERTAKINGS

		Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 20th day of January, 1999.

        BABSON VALUE FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     January 20, 1999
Larry D. Armel             Officer and Director

/s/ Francis C. Rood        Director                           January 20, 1999
Francis C. Rood*

/s/ William H. Russell     Director                           January 20, 1999
William H. Russell*

/s/ H. David Rybolt        Director                           January 20, 1999
H. David Rybolt*

/s/ P. Bradley Adams       Treasurer and Principal            January 20, 1999
P Bradley Adams            Financial and Accounting
                           Officer


    * By: /s/ Larry D. Armel
	Larry D. Armel, Attorney-in-Fact
	(Pursuant to Power of Attorney filed herewith)

BABSON VALUE FUND, INC.

EXHIBIT INDEX

Exhibit                         Exhibit No.

Articles of Incorporation       EX99.23(a)(1)
Articles Supplementary          EX99.23(a)(2)
Articles Supplementary          EX99.23(a)(3)
Articles Supplementary          EX99.23(a)(4)
Bylaws                          EX99.23(b)
Specimen Security               EX99.23(c)
Investment Management Agreement EX99.23(d)(1)
Investment Counsel Agreement    EX99.23(d)(2)
Underwriting Agreement          EX99.23(e)
Custodian Agreement             EX99.23(g)
Transfer Agency Agreement       EX99.23(h)
Legal Opinion                   EX99.23(i)
Auditor Consent                 EX99.23(j)(1)
Power of Attorney               EX99.23(j)(2)
Financial Data Schedule         EX27.23(n)